PENSIONS - Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average assumptions used in calculating benefit obligation:
Rate of compensation increase	2.32%	2.38%
Weighted average assumptions used in calculating net periodic benefit cost:
Rate of compensation increase	2.38%	2.07%
Pensions
Weighted average assumptions used in calculating benefit obligation:
Discount rate	3.40%	3.87%
Weighted average assumptions used in calculating net periodic benefit cost:
Discount rate	3.87%	4.34%
Expected return on plan assets	6.75%	6.75%